Provisions - Other provisions (Detail) - Miscellaneous other provisions [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [Line Items]
Other provisions at beginning of period	€ 349
Additional provisions, other provisions	160	€ 89
Provision used, other provisions	95	87
Unused provision reversed, other provisions	35	29
Increase through adjustments arising from passage of time, other provisions	(3)	(5)
Increase (decrease) through net exchange differences, other provisions	14	9
Other provisions at end of period	€ 390	349
IFRS 16 [Member]
Provisions [Line Items]
Other provisions at beginning of period		€ 372